SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 99.8%
Australia — 4.7%
11,480	Paladin Energy Ltd.*	$61,203
626	Pro Medicus Ltd.	117,148
24,606	Steadfast Group Ltd.	97,456
3,870	Telix Pharmaceuticals Ltd.*	62,162
		337,969
Austria — 1.0%
580	BAWAG Group AG(a)	74,171

Belgium — 2.3%
3,038	Azelis Group NV	48,566
12	Lotus Bakeries NV	115,631
		164,197
China — 0.4%
1,800	Kanzhun Ltd., ADR*	32,112

Denmark — 1.8%
1,780	Novonesis Novozymes, Class B	127,798

France — 5.6%
1,365	Exosens SAS	64,868
978	Gaztransport Et Technigaz SA	193,471
3,332	Technip Energies NV	140,186
		398,525
Germany — 5.2%
1,140	CTS Eventim AG & Co. KGaA	141,760
2,176	Freenet AG	70,936
69	Rational AG	57,981
1,273	RENK Group AG	101,828
		372,505
India — 6.3%
35,633	Aditya Birla Capital Ltd.*	114,842
325	Dixon Technologies India Ltd.	56,810
1,981	Gravita India Ltd.	43,485
5,748	KPIT Technologies Ltd.	84,380
4,802	Phoenix Mills Ltd. (The)	87,485
12,107	Varun Beverages Ltd.	64,604
		451,606
Indonesia — 2.8%
383,300	Indosat Tbk PT	49,321
505,700	Mayora Indah Tbk PT	65,115

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
2,197,300	Midi Utama Indonesia Tbk PT	$56,789
1,065,900	Sarana Menara Nusantara Tbk PT	32,421
		203,646
Italy — 0.9%
2,215	Lottomatica Group SpA	61,486

Japan — 27.2%
6,000	Asics Corp.	153,002
3,100	BayCurrent Inc	159,478
3,500	Food & Life Cos. Ltd.	170,196
2,900	Fujikura Ltd.	152,556
3,100	Japan Steel Works Ltd. (The)	177,353
2,500	Kawasaki Heavy Industries Ltd.	188,994
4,300	Kobe Bussan Co. Ltd.	133,539
4,600	PAL GROUP Holdings Co. Ltd.	115,070
20,300	Round One Corp.	207,193
7,100	Ryohin Keikaku Co. Ltd.	340,507
3,200	Sanrio Co. Ltd.	154,738
		1,952,626
New Zealand — 2.0%
2,471	Fisher & Paykel Healthcare Corp. Ltd.	54,275
13,878	Infratil Ltd.	89,551
		143,826
Norway — 6.7%
4,572	Aker BP ASA	116,835
4,203	Nordic Semiconductor ASA*	56,823
9,559	SpareBank 1 SMN	184,346
7,587	Veidekke ASA	122,047
		480,051
Philippines — 2.5%
24,930	International Container Terminal Services, Inc.	181,749

Sweden — 7.1%
9,852	Alimak Group AB(a)	151,530
1,078	Camurus AB*	69,284
10,610	Hexpol AB	102,635
787	MIPS AB	36,878
4,241	Sweco AB, Class B	73,630
2,679	Thule Group AB(a)	77,165
		511,122
Switzerland — 1.1%
418	Sulzer AG	75,538

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Taiwan — 5.7%
313	ASPEED Technology, Inc.	$50,901
12,791	E Ink Holdings, Inc.	96,813
4,901	Lai Yih Footwear Co. Ltd.	47,054
1,462	Lotes Co. Ltd.	67,696
3,356	Voltronic Power Technology Corp.	144,763
		407,227
Thailand — 2.2%
30,100	Central Pattana Public Co. Ltd. - FOR	42,811
380	Fabrinet*	111,978
		154,789
United Kingdom — 11.7%
5,379	Auto Trader Group Plc(a)	60,927
20,836	Barratt Redrow Plc	130,475
2,561	Cranswick Plc	188,113
16,554	GB Group Plc	53,856
6,588	Howden Joinery Group Plc	77,472
15,089	OSB Group Plc	108,410
6,686	Rightmove Plc	72,365
2,424	Softcat Plc	57,126
11,098	Volution Group Plc	90,050
		838,794
United States — 1.1%
3,876	Life360, Inc.(a),*	81,863

Vietnam — 1.5%
24,340	FPT Corp.	110,121

Total Common Stocks		7,161,721
(Cost $5,316,838)
Investment Company — 0.8%
58,422	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	58,422
Total Investment Company		58,422
(Cost $58,422)
Total Investments		$7,220,143
(Cost $5,375,260) — 100.6%
Liabilities in excess of other assets — (0.6)%		(44,854)
NET ASSETS — 100.0%		$7,175,289

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2025 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
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